Basis of Presentation and Significant Accounting Policies - Narrative (Details)	2 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2017 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) facility	Dec. 31, 2017 USD ($) facility	Dec. 31, 2016 USD ($)
Public Utilities, General Disclosures [Line Items]
Restricted cash, current				$ 35,000,000	$ 35,000,000
Restricted cash, noncurrent	$ 125,000			0	0
Net deferred financing fees, noncurrent				20,000,000	20,000,000
Amortization of debt issuance costs		$ 926,000	$ 4,042,000	1,988,000
Net capitalized costs attributable to unproved properties				$ 517,000,000	$ 517,000,000
Number of cogeneration facilities | facility				5	5
Largest customers | Sales | Oil, natural gas and NGL sales | Customer one
Public Utilities, General Disclosures [Line Items]
Concentration risk				37.00%
Largest customers | Sales | Oil, natural gas and NGL sales | Customer two
Public Utilities, General Disclosures [Line Items]
Concentration risk				34.00%
Largest customers | Sales | Oil, natural gas and NGL sales | Customer three
Public Utilities, General Disclosures [Line Items]
Concentration risk				15.00%
Largest customers | Sales | Electricity sales | Two Customers [Member]
Public Utilities, General Disclosures [Line Items]
Concentration risk					100.00%
Largest customers | Trade accounts receivable | Customer one
Public Utilities, General Disclosures [Line Items]
Concentration risk				35.00%
Largest customers | Trade accounts receivable | Customer two
Public Utilities, General Disclosures [Line Items]
Concentration risk				26.00%
Buildings and leasehold improvements | Minimum
Public Utilities, General Disclosures [Line Items]
Expected useful life				10 years
Buildings and leasehold improvements | Maximum
Public Utilities, General Disclosures [Line Items]
Expected useful life				39 years
Plant and pipeline, drilling and other equipment | Minimum
Public Utilities, General Disclosures [Line Items]
Expected useful life				2 years
Plant and pipeline, drilling and other equipment | Maximum
Public Utilities, General Disclosures [Line Items]
Expected useful life				30 years
Predecessor
Public Utilities, General Disclosures [Line Items]
Restricted cash, noncurrent						$ 197,793,000
Net deferred financing fees, current						6,000,000
Amortization of debt issuance costs	$ 416,000					1,849,000
Net capitalized costs attributable to unproved properties						680,000,000
Impairment charges with unproved oil and natural gas properties						$ 13,000,000
Predecessor | Largest customers | Sales | Oil, natural gas and NGL sales | Customer one
Public Utilities, General Disclosures [Line Items]
Concentration risk	36.00%					34.00%
Predecessor | Largest customers | Sales | Oil, natural gas and NGL sales | Customer two
Public Utilities, General Disclosures [Line Items]
Concentration risk	31.00%					28.00%
Predecessor | Largest customers | Sales | Electricity sales | Two Customers [Member]
Public Utilities, General Disclosures [Line Items]
Concentration risk						100.00%
Predecessor | Largest customers | Trade accounts receivable | Customer one
Public Utilities, General Disclosures [Line Items]
Concentration risk						29.00%
Predecessor | Largest customers | Trade accounts receivable | Customer two
Public Utilities, General Disclosures [Line Items]
Concentration risk						21.00%
Interest Expense
Public Utilities, General Disclosures [Line Items]
Amortization of debt issuance costs				$ 2,000,000
Interest Expense | Predecessor
Public Utilities, General Disclosures [Line Items]
Amortization of debt issuance costs	$ 0					$ 2,000,000
Restricted Stock Units (RSUs)
Public Utilities, General Disclosures [Line Items]
Vesting period			3 years	3 years
Performance-based Restricted Stock Units (PRSUs)
Public Utilities, General Disclosures [Line Items]
Vesting period				3 years